Net Deferred Tax Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Balance Sheet Classification of Deferred Income Tax Assets and Liabilities [Line Items]
Current assets - Deferred income taxes	¥ 44,615	¥ 36,769
Other assets - Deferred income taxes	107,688	100,460
Current liabilities - Other	(13,561)	(19,236)
Long-term liabilities - Deferred income taxes	(373,999)	(284,499)
Net deferred tax liabilities	¥ (235,257)	¥ (166,506)